Related party transactions - Narrative (Details)	6 Months Ended
Jun. 30, 2021 USD ($) payment
Disclosure of transactions between related parties [line items]
Material post employment benefits for executive offices and directors	$ 0
Post employment benefits, number of payments | payment	1
Post employment benefits, number of months of salary paid	2 months
Minimum
Disclosure of transactions between related parties [line items]
Change in control, annual bonus provided under employment agreement percentage	150.00%
Maximum
Disclosure of transactions between related parties [line items]
Change in control, annual bonus provided under employment agreement percentage	250.00%
Other related parties
Disclosure of transactions between related parties [line items]
Payments to procure bunker	$ 0